Cover	Jun. 22, 2026
Cover [Abstract]
Document Type	8-K
Document Period End Date	Jun. 22, 2026
Entity Registrant Name	FERVO ENERGY CO
Entity Incorporation, State or Country Code	DE
Entity File Number	001-43285
Entity Tax Identification Number	82-3168838
Entity Address, Address Line One	811 Main Street
Entity Address, Address Line Two	Suite 1700
Entity Address, City or Town	Houston,
Entity Address, State or Province	TX
Entity Address, Postal Zip Code	77002
City Area Code	832
Local Phone Number	554-3253
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Title of 12(b) Security	Common Stock, par value $0.0001 per share
Trading Symbol	FRVO
Security Exchange Name	NASDAQ
Entity Emerging Growth Company	true
Entity Ex Transition Period	false
Entity Central Index Key	0001853868
Amendment Flag	false